Share Based Awards (Details - Warrant activity)	6 Months Ended
Jun. 30, 2024 $ / shares shares
Equity [Abstract]
Warrants outstanding | shares	0
Warrants outstanding, weighted average exercise price | $ / shares	$ 0
Warrants granted | shares	62,500
Warrants granted, weighted average exercise price | $ / shares	$ 5.00
Warrants forfeited/cancelled/restored | shares	0
Warrants forfeited/cancelled/restored, weighted average exercise price | $ / shares	$ 0
Warrants exercised | shares	0
Warrants exercised, weighted average exercise price | $ / shares	$ 0
Warrants outstanding | shares	62,500
Warrants outstanding, weighted average exercise price | $ / shares	$ 5.00